Employee benefit plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2024 USD ($)
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
2025	$ 282
2026	268
2027	267
2028	265
2029	264
2030-2034	1,269
Total pension and healthcare benefits	2,615
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
2025	29
2026	33
2027	36
2028	40
2029	14
2030-2034	70
Total pension and healthcare benefits	222
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
2025	9
2026	9
2027	9
2028	9
2029	9
2030-2034	41
Total pension and healthcare benefits	86
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2025	0
2026	0
2027	0
2028	0
2029	0
2030-2034	1
Total pension and healthcare benefits	$ 1